Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Crypto Currencies	The following table presents the activities of the crypto currencies for the years ended December 31, 2023, 2022 and 2021:
BNB
Crypto currencies at January 1, 2023	$144,423
Additions of crypto currencies	-
Realized gain on sale of crypto currencies	89,649
Impairment of crypto currencies	-
Sale of crypto currencies	(229,000)
Crypto currencies at December 31, 2023(4)	$5,072

BNB and WBNB
Crypto currencies at January 1, 2022	$-
Additions of crypto currencies(1)	438,042
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies	(293,619)
Sale of crypto currencies	-
Crypto currencies at December 31, 2022(4)	$144,423
Bitcoins
Crypto currencies at January 1, 2021	$-
Additions of crypto currencies(2)	1,708,753
Realized gain on sale of crypto currencies	17,496
Impairment of crypto currencies(3)	-
Sale of crypto currencies	(1,726,249)
Crypto currencies at December 31, 2021(4)	$-
(1)	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of December 31, 2022, the Group recorded an impairment charge of approximately US$294,000.
(2)	Bitcoins obtained from the crypto currency mining activities.
(3)	The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.
(4)	The balance was included in the line item “other assets” in the consolidated balance sheets as of December 31, 2023 and 2022.

Schedule of Diluted Earnings (Loss) per Ordinary Share	For the years ended December 31, 2023, 2022 and 2021, the following potential dilutive securities denominated in Class A ordinary shares equivalents were excluded for the periods they were outstanding from the computation of diluted earnings (loss) per share because to do so would have been antidilutive. As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.
		Year Ended December 31,
		2023	2022	2021
SPAC Warrants	See Note 20	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 14	729,167	729,167	1,500,000
December 2020 Convertible Debenture	See Note 12	—	—	800,000
December 2020 Warrants	See Note 12	—	—	13,700,000
January 2021 Call Options	See Note 14	—	4,000,000	6,000,000
Series A Convertible Preferred Shares	See Note 13	—	—	2,333,333
February 2021 Warrants	See Note 13	2,269,473,600	38,800,000	26,666,667
Series B Convertible Preferred Shares	See Note 13	—	—	3,615,584
December 2021 Warrants	See Note 13	150,375,950	2,285,715	2,285,715
August 2022 and December 2022 Convertible Debentures	See Note 12	—	5,200,000	—
September 2023 Convertible Debenture	See Note 12	2,000,000	—	—
Series H Warrants	See Note 12	657,900	—	—